Stock Based Compensation (Details) - Schedule of stock option outstanding - $ / shares		3 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 26, 2021	Jun. 27, 2021	Jun. 28, 2020
Schedule of stock option outstanding [Abstract]
Number of shares, Outstanding		1,985,850
Weighted Average Exercise Price Per Share, Outstanding		$ 213.16
Weighted Average Remaining Contractual Term (in years), Outstanding	10 years	10 years
Number of shares, Granted			2,758	1,576,318
Weighted Average Exercise Price Per Share, Granted			$ 80.78	$ 248.49
Weighted Average Remaining Contractual Term (in years),Granted			11 years	11 years
Number of shares, Exercised
Weighted Average Exercise Price Per Share, Exercised
Weighted Average Remaining Contractual Term (in years),Exercised
Number of shares, Forfeited and cancelled		1,006	21,178	4,020
Weighted Average Exercise Price Per Share, Forfeited and cancelled		$ 80.36	$ 77.62	$ 77.62
Weighted Average Remaining Contractual Term (in years), Forfeited and cancelled
Number of shares, Outstanding		1,984,844	1,985,850
Weighted Average Exercise Price Per Share, Outstanding		$ 213.23	$ 213.16
Weighted Average Remaining Contractual Term (in years), Outstanding		10 years	10 years	9 years
Number of shares, Vested and unvested expected to vest		1,984,844	1,985,850
Weighted Average Exercise Price Per Share, Vested and unvested expected to vest		$ 213.23	$ 213.16
Weighted Average Remaining Contractual Term (in years), Vested and unvested expected to ves		10 years	10 years
Number of shares, Exercisable		308,189	289,902
Weighted Average Exercise Price Per Share, Exercisable		$ 77.74	$ 77.73
Weighted Average Remaining Contractual Term (in years), Exercisable		8 years	8 years